Investment Portfolioas of August 31, 2025 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
Alabama 4.5%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,350,282
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,643,126
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC	3,000,000	3,164,489
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,148,391
5.25%, 10/1/2041	1,500,000	1,559,375
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,788,475
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	8,490,000	8,989,928
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,525,152
		31,169,218
Alaska 0.1%
Alaska, Alaska Railroad Corp., Revenue, AMT, 5.5%, 10/1/2042, INS: AG	1,000,000	1,040,786
Arizona 3.6%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,030,472
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital, Series A, 5.0%, 2/1/2030	600,000	655,301
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue, Series A, 5.0%, 1/1/2042	2,640,000	2,793,161
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	3,947,099	3,838,580
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,325,368
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS: AG	1,500,000	1,561,746
Series A, 5.25%, 8/1/2044, INS: AG	3,000,000	3,089,010
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	3,635,000	3,525,318
Series B, 144A, 5.0%, 7/1/2039	1,000,000	998,342
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,498,373
Series D, 5.0%, 12/1/2040	1,500,000	1,545,653
Series D, 5.0%, 12/1/2041	1,000,000	1,020,803
		24,882,127

California 6.4%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,058,388
Series E, 5.0%, 10/1/2029	1,000,000	1,056,521
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2044 (a)	1,675,000	1,682,389
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, SIFMA Municipal Swap Index + 0.3%, 3.03% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,937,504
Series C, SIFMA Municipal Swap Index + 0.45%, 3.18% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	994,161
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-050, 144A, AMT, 3.05%, 6/15/2037	5,850,000	5,470,055
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,381,081
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,046,223	7,670,096
California, University of California Revenue, Series BS, 5.0%, 5/15/2041	2,000,000	2,129,927
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.0%, 7/1/2041	2,750,000	2,849,523
Series A, 5.25%, 7/1/2044, INS: BAM	1,000,000	1,044,057
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,364,204
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,226,050
		44,863,956
Colorado 3.6%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AG	1,075,000	1,127,881
Series A, 5.0%, 12/1/2042, INS: AG	1,525,000	1,584,702
Series A, 5.25%, 12/1/2044, INS: AG	1,000,000	1,042,795
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AG	1,292,000	942,845
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,085,355
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	790,000	801,753
“III", Series L, 5.75%, 11/1/2053	4,175,000	4,486,193
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,257,978
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,511,777
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	509,380
5.0%, 12/1/2033	500,000	505,083
5.0%, 12/1/2034	1,000,000	1,008,534
		24,864,276
Connecticut 0.9%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	942,002
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,076,010

Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	585,000	587,151
Series D, 6.25%, 5/15/2054	1,865,000	2,038,610
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 7/1/2038	1,565,000	1,684,189
		6,327,962
Florida 5.3%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,406,309
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,520,511
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	1,690,000	1,711,131
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,754,621
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,765,000	1,692,386
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	785,000	744,422
Series A, 5.0%, 6/15/2035	1,000,000	1,010,636
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 14.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	2,085,000	1,292,700
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	6,000,000	4,950,106
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,016,220
Florida, Higher Educational Facilities Financial Authority Revenue, Keiser University Obligated Group, 144A, 5.0%, 7/1/2035	4,000,000	3,965,376
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	2,250,000	2,104,297
144A, 4.85%, 5/1/2038	990,000	998,419
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series D, 3.95% (c), 9/2/2025, SPA: PNC Bank NA	2,200,000	2,200,000
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,522,529
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	435,000	435,563
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,275,262
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	760,033
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	765,000	753,145
		37,113,666
Georgia 5.7%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,002,018
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AG	10,000,000	10,326,647
Carroll City & County, GA, State Hospital Authority Revenue, Tanner Medical Center Obligated Group, 5.0%, 7/1/2041	1,400,000	1,473,920
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	202,192
Series B, 4.0%, 4/1/2033	200,000	201,032
Series B, 4.0%, 4/1/2034	250,000	249,818
Series B, 4.0%, 4/1/2035	225,000	222,314
Series B, 4.0%, 4/1/2036	250,000	243,489
Georgia, Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System Obligated Group, 5.0%, 10/15/2030	1,375,000	1,521,553
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,255,717

Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup, Inc.	10,000,000	10,146,321
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,226,495
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,132,031
Series A, 5.0%, Mandatory Put 6/1/2032 @ 100, 6/1/2055, GTY: TD Bank NA	1,500,000	1,603,003
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,328,493
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue, Series A, 5.0%, 7/1/2043	2,665,000	2,794,872
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,098,264
		40,028,179
Illinois 4.6%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,074,413
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	758,306
Series C, AMT, 5.0%, 1/1/2036	500,000	523,045
5.25%, 1/1/2039, INS: BAM	825,000	874,980
5.25%, 1/1/2040, INS: BAM	1,130,000	1,184,630
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,560,383
Dupage County, IL, School District No. 58 Downers Grove, General Obligation, 5.5%, 12/15/2042	3,000,000	3,234,916
Illinois, Elmhurst Park District, General Obligation:
5.0%, 12/15/2043	1,000,000	1,033,096
5.0%, 12/15/2044	1,250,000	1,287,221
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,515,000	5,026,849
Illinois, Metropolitan Water Reclamation District of Greater Chicago, General Obligation, Series A, 5.0%, 12/1/2042	2,500,000	2,601,235
Illinois, State Development Authority Revenue, Madison County Community Unit School District No. 2 Triad, Series B, 5.5%, 4/1/2043, INS: BAM	3,910,000	4,120,597
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,030,488
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,061,128
Series B, 5.25%, 10/1/2037	2,000,000	2,122,887
Series C, 5.5%, 10/1/2039	2,000,000	2,120,702
Illinois, State O'Hare International Airport Revenue, TrIPs Obligated Group, AMT, 5.5%, 7/1/2041	1,600,000	1,667,232
		32,282,108
Indiana 2.1%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 3.03% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,135,000	2,116,255
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,047,127
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,113,996
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,059,980
Series A, 5.0%, 10/1/2041	1,000,000	1,049,529
Indiana, Westfield-Washington Multi-School Building Corp. Revenue, Series A, 5.25%, 7/15/2041, INS: BAM	1,700,000	1,805,859

Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,617,363
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,805,711
Series E, 5.5%, 3/1/2038	2,000,000	2,100,799
		14,716,619
Iowa 0.5%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2039	2,000,000	1,996,236
Series B, 6.6%, 5/15/2028	1,220,000	1,283,409
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	125,000	120,222
		3,399,867
Kentucky 0.6%
Kentucky, State Municipal Energy Agency Revenue, 5.0%, 1/1/2042	4,245,000	4,369,164
Louisiana 0.9%
Louisiana, State Gasoline & Fuels Tax Revenue, Series A, 5.0%, 5/1/2040	5,000,000	5,315,469
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AG	1,250,000	1,291,782
		6,607,251
Massachusetts 0.6%
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc.:
5.25%, 6/1/2044	500,000	512,560
5.25%, 6/1/2045	400,000	408,554
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,044,320
Series J2, 5.0%, 7/1/2034	2,000,000	2,081,133
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	45,000	44,719
		4,091,286
Michigan 2.9%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	10,929,093
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,364,791
AMT, 5.0%, 12/31/2032	700,000	722,130
AMT, 5.0%, 12/31/2033	1,600,000	1,643,353
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,446,402
5.5%, 11/15/2044	3,000,000	3,219,411
		20,325,180
Minnesota 0.5%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,918,035
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2041	1,500,000	1,548,939
		3,466,974

Mississippi 0.4%
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,521,527
Series B, 5.0%, 8/1/2043	1,540,000	1,589,350
		3,110,877
Missouri 1.0%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	2,916,938	2,731,410
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	692,170
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,055,000	3,369,335
		6,792,915
Nevada 0.4%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series 2025-A, 144A, AMT, 9.5%, Mandatory Put 1/1/2033 @ 100, 1/1/2065	2,500,000	2,298,663
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	410,000	402,981
		2,701,644
New Hampshire 1.0%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,882,407	2,722,972
Series 2022-1, 4.375%, 9/20/2036	3,832,961	3,722,411
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	821,206
		7,266,589
New Jersey 2.6%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	903,290
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	270,000	260,728
Series B, AMT, 3.5%, 12/1/2039	975,000	943,052
Series B, AMT, 4.0%, 12/1/2041	3,480,000	3,436,511
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,109,016
Series AA, 5.25%, 6/15/2041	1,000,000	1,056,008
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,082,223
Series C, 5.0%, 1/1/2035 (a)	1,000,000	1,127,545
Series C, 5.0%, 1/1/2045	3,000,000	3,085,323
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,139,180
		18,142,876
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	1,395,000	1,408,406
New York 11.0%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AG	1,820,000	1,674,098
3.0%, 4/1/2036, INS: AG	1,750,000	1,571,654

Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,248,123
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,416,040
Series C1, 5.0%, 11/15/2028	1,200,000	1,276,151
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,610,507
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2041	5,000,000	5,249,831
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	695,716
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,635,974
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,603,823
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 6.0%, 6/30/2042	1,250,000	1,329,987
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	3,986,042
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,427,338
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.0%, 12/1/2043	750,000	774,090
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B-1, 5.0%, 5/15/2045	1,000,000	1,024,035
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,584,307
New York City, NY, General Obligation:
Series G-1, 5.0%, 2/1/2042	1,500,000	1,566,733
Series D, 5.0%, 4/1/2043	1,000,000	1,031,782
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,020,651
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,277,346
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A4, 3.95% (c), 9/2/2025, SPA: JPMorgan Chase Bank NA	4,000,000	4,000,000
Series F-1, 5.0%, 2/1/2042	1,500,000	1,561,902
Series H, 5.0%, 11/1/2043	1,000,000	1,034,971
Series D, 5.25%, 5/1/2043	5,000,000	5,279,538
Series G-1, 5.25%, 5/1/2048	2,750,000	2,837,438
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	986,154
Series E1, 5.0%, 4/1/2039	1,250,000	1,321,224
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.0%, 9/1/2031	3,520,000	3,827,158
		76,852,613
North Carolina 0.8%
County of Wake, NC, State Revenue:
Series A, 5.0%, 5/1/2043	2,300,000	2,404,238
Series A, 5.0%, 5/1/2044	1,400,000	1,455,240
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AG	1,150,000	1,175,843
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	465,000	474,837
		5,510,158

North Dakota 0.8%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,820,000	5,246,901
Ohio 3.0%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,140,698
Series D, 5.0%, 6/1/2040	1,120,000	1,183,198
Series D, 5.0%, 6/1/2041	1,180,000	1,236,703
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,574,273
4.0%, 12/1/2030	1,210,000	1,268,275
4.0%, 12/1/2031	1,105,000	1,146,480
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2030	1,180,000	1,325,057
Ohio, Air Quality Development Authority Revenue, Duke Enery Corp., Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,018,813
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,677,042
Ohio, State General Obligation, Series A, 5.0%, 6/15/2043	5,000,000	5,257,287
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	4,100,000	4,154,418
		20,982,244
Oklahoma 0.4%
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2035	1,000,000	1,105,103
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2042 (a)	1,500,000	1,574,693
		2,679,796
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	1,170,000	1,176,307
Oregon, State Lottery Revenue:
Series A, 5.25%, 4/1/2042	1,000,000	1,075,555
Series A, 5.25%, 4/1/2043	2,500,000	2,671,033
		4,922,895
Pennsylvania 6.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,180,911
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,720,000	1,746,626
5.0%, 12/1/2032	2,745,000	2,794,116
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,592,261
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AG	1,025,000	1,097,182
Series A, 5.0%, 12/1/2040, INS: AG	1,625,000	1,723,854
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,175,000	1,959,735
Series A, 2.625%, 6/1/2042	410,000	363,547
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	316,714
Series A, 5.0%, 7/1/2031	850,000	889,839
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,246,659

Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,542,715
AMT, 5.5%, 6/30/2038	3,000,000	3,135,940
AMT, 5.5%, 6/30/2039	4,000,000	4,124,596
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	200,000	199,987
Series 122, AMT, 4.0%, 10/1/2046	1,370,000	1,371,583
Series 143A, 6.25%, 10/1/2053	1,835,000	2,002,009
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	860,000	905,100
Series FIRST, 5.0%, 12/1/2040	855,000	898,739
Series FIRST, 5.0%, 12/1/2041	855,000	891,240
Philadelphia, PA, School District, Series F, Prerefunded, 5.0%, 9/1/2030	30,000	30,779
		42,014,132
Rhode Island 0.4%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,545,785
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,460,000	1,410,292
		2,956,077
South Carolina 0.8%
South Carolina, Public Service Authority Revenue, Series A, 5.0%, 12/1/2044	1,300,000	1,320,825
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	170,000	172,179
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2043	1,000,000	1,046,394
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2046	3,000,000	3,131,432
		5,670,830
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,575,339
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,743,322
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	522,509
		4,841,170
Texas 15.5%
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,064,763
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,745,933
5.0%, 11/15/2049	1,000,000	1,016,153
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,501,539
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	1,665,000	1,673,192
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,593,969
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,283,278
Series B, 5.0%, 11/1/2040	3,500,000	3,682,174
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0%, Mandatory Put 8/15/2028 @ 100, 8/15/2053	3,015,000	3,020,278
El Paso, TX, Water & Sewer Revenue Revenue, 5.0%, 3/1/2044	2,000,000	2,040,030
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,144,232

Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,281,310
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,495,496
Houston, TX, Airport System Revenue, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,892,178
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,815,000	2,924,703
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,668,847
5.0%, 9/1/2028	1,350,000	1,448,880
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AG	5,000,000	5,185,435
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,689,033
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,196,134
Texas, Aldine Independent School District:
4.0%, 2/15/2032	3,000,000	3,032,034
5.0%, 2/15/2044	2,750,000	2,806,525
Texas, Arlington Independent School District, General Obligation, 5.0%, 2/15/2042	4,000,000	4,164,154
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,547,150
Texas, Kerrville Public Utility Board Public Facility Corp., Revenue:
Series A, 5.25%, 4/15/2043, INS: BAM	1,320,000	1,370,627
Series A, 5.25%, 4/15/2044, INS: BAM	1,220,000	1,262,650
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,641,591
5.0%, 2/15/2042	3,045,000	3,157,460
5.0%, 2/15/2043	2,625,000	2,707,097
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,790,409
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,307,911
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,033,696
Texas, Round Rock Independent School District, General Obligation, Series B, 5.0%, 8/1/2043	4,185,000	4,337,841
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,590,322	4,206,985
Texas, State Tech University System Revenue, Series A, 5.0%, 2/15/2045	1,200,000	1,237,410
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,617,398
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,071,211
Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2041	2,500,000	2,611,698
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2042, INS: AG	2,770,000	2,866,646
5.0%, 5/15/2043, INS: AG	3,790,000	3,895,069
		108,213,119
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,113,859
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 1, 144A, 5.125%, 6/15/2054	3,000,000	2,754,256
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	805,000	885,827
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	271,323
		9,025,265
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,450,114

Virginia 1.3%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue, Series A, 4.0%, 7/1/2038	4,370,000	4,375,691
Norfolk, VA, Water Revenue, Series 2025, 5.0%, 11/1/2038	1,030,000	1,125,010
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,538,564
AMT, 4.0%, 7/1/2030	1,000,000	1,025,619
Virginia, State Small Business Financing Authority Revenue, Mary Washington Healthcare Obligated Group, Series A, 5.0%, 6/15/2043	1,300,000	1,306,891
		9,371,775
Washington 5.7%
Pierce County, WA, Pierce County School District No. 403 Bethel, General Obligation, 5.0%, 12/1/2043	1,725,000	1,798,504
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,142,763
Series B, AMT, 5.25%, 10/1/2044	7,000,000	7,220,083
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, SIFMA Municipal Swap Index + 0.25%, 2.98% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	886,529
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2015-S-2A, SIFMA Municipal Swap Index + 0.2%, 2.93% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,347,779
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,558,281
4.0%, 7/1/2031	3,000,000	3,072,559
Washington, State General Obligation, Series C, 5.0%, 2/1/2046	3,000,000	3,089,406
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,381,207
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	759,970
144A, 5.0%, 1/1/2029	840,000	851,705
144A, 5.0%, 1/1/2031	1,030,000	1,037,786
144A, 5.0%, 1/1/2033	1,050,000	1,051,116
Washington, State University Revenue, 5.0%, 4/1/2039	2,695,000	2,906,139
		40,103,827
West Virginia 0.4%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,464,821
Wisconsin 0.2%
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,653,960
Puerto Rico 0.8%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	978,403
Series A1, 5.75%, 7/1/2031	1,910,000	2,096,069
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,413,418
		5,487,890

Other 1.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-051, 144A, 2.65%, 6/15/2035	7,375,000	6,292,297
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	556,465	532,899
		6,825,196
Total Municipal Investments (Cost $711,950,181)		695,244,709

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.72% (d) (Cost $99,504)	99,494	99,504

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $712,049,685)	99.4	695,344,213
Other Assets and Liabilities, Net	0.6	4,376,720
Net Assets	100.0	699,720,933
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued or delayed delivery securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$695,244,709	$—	$695,244,709
Open-End Investment Companies	99,504	—	—	99,504
Total	$99,504	$695,244,709	$—	$695,344,213

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DITFF-PH1